Income Taxes - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Income Taxes [Abstract]
Adjustments of tax expense (income) by change in tax legislation	$ 9.1
Unused tax credits for which no deferred tax asset recognised	$ 0.0	$ 4.9